NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1%
	AEROSPACE & DEFENSE - 0.3%
1,959	Embraer S.A. - ADR	$ 140,186

	ASSET MANAGEMENT - 0.5%
4,733	Maase, Inc.(a)	77,195
7,850	XP, Inc., Class A	143,106
		220,301
	AUTOMOTIVE - 0.8%
12,155	Li Auto, Inc., Class A - ADR(a)	147,076
17,062	XPeng, Inc. - ADR(a)	193,824
		340,900
	BANKING - 16.8%
60,480	Banco Bradesco S.A. - ADR	198,374
7,007	Banco de Chile - ADR	288,058
11,993	Banco Santander Brasil S.A. - ADR	68,960
7,744	Banco Santander Chile - ADR	269,104
36,818	Bank Central Asia Tbk P.T. - ADR	334,307
21,503	Bank Rakyat Indonesia Persero Tbk P.T. - ADR	198,043
68,304	China Construction Bank Corporation - ADR	1,652,273
178	Credicorp Ltd.	65,216
8,028	Grupo Aval Acciones y Valores S.A. - ADR	42,067
3,668	Grupo Cibest S.A. - ADR	352,568
30,760	HDFC Bank Ltd. - ADR	698,251
18,369	ICICI Bank Ltd. - ADR	557,683
748	Intercorp Financial Services, Inc.	40,856
36,134	Itau Unibanco Holding S.A. - ADR	274,980
4,654	KB Financial Group, Inc. - ADR	580,773
20,502	NU Holdings Ltd./Cayman Islands, Class A(a)	298,303
6,363	Shinhan Financial Group Company Ltd. - ADR	503,759
1,400	State Bank of India - GDR	154,840
5,784	Woori Financial Group, Inc. - ADR	423,042
		7,001,457
	BEVERAGES - 1.2%
98,967	Ambev S.A. - ADR	284,036

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	BEVERAGES - 1.2% (Continued)
2,005	Fomento Economico Mexicano S.A.B. de C.V. - ADR	$ 241,422
		525,458
	BIOTECH & PHARMA - 2.8%
2,236	BeOne Medicines Ltd. - ADR(a)	804,021
19,329	Dr Reddy's Laboratories Ltd. - ADR	234,461
4,485	Zai Lab Ltd. - ADR(a)	114,188
		1,152,670
	CHEMICALS - 0.4%
8,212	Sasol Ltd. - ADR(a)	98,708
856	Sociedad Quimica y Minera de Chile S.A. - ADR	67,633
		166,341
	CONSTRUCTION MATERIALS - 0.4%
15,126	Cemex S.A.B. de C.V. - ADR	162,453

	CONSUMER SERVICES - 0.4%
927	New Oriental Education & Technology Group, Inc. - ADR	53,488
9,207	TAL Education Group - ADR(a)	108,090
		161,578
	E-COMMERCE DISCRETIONARY - 4.8%
10,960	Coupang, Inc.(a)	176,018
377	MercadoLibre, Inc.(a)	729,947
12,492	PDD Holdings, Inc. - ADR(a)	1,049,327
9,514	Vipshop Holdings Ltd. - ADR	124,633
		2,079,925
	ELECTRIC UTILITIES - 0.8%
3,894	Axia Energia S.A. - ADR	39,602
19,590	Cia Energetica de Minas Gerais - ADR	39,572
3,502	Companhia Paranaense de Energia - ADR	40,168
23,726	Enel Chile S.A. - ADR	102,971
11,524	Korea Electric Power Corporation - ADR	133,678
		355,991
	ENTERTAINMENT CONTENT - 2.8%
16,822	Bilibili, Inc. - ADR(a)	271,844

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	ENTERTAINMENT CONTENT - 2.8% (Continued)
7,222	NetEase, Inc. - ADR	$ 879,495
		1,151,339
	FOOD - 0.2%
6,740	JBS N.V., Class A	90,586

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
5,071	Suzano S.A. - ADR	44,219

	GAS & WATER UTILITIES - 0.1%
7,415	Cia de Saneamento Basico do Estado de Sao Paulo S.A. - ADR	36,037

	INSURANCE - 2.4%
70,605	Ping An Insurance Group Company of China Ltd. - ADR	1,011,770

	INTERNET MEDIA & SERVICES - 5.7%
5,477	Autohome, Inc. - ADR	120,165
14,510	Kanzhun Ltd. - ADR	251,894
14,342	KE Holdings, Inc., Institutional Class - ADR	246,539
34,702	Meituan - ADR(a)	693,346
82,620	Naspers Ltd., Class N - ADR	806,372
6,736	Trip.com Group Ltd. - ADR(a)	300,762
		2,419,078
	LEISURE FACILITIES & SERVICES - 0.9%
3,280	Atour Lifestyle Holdings Ltd. - ADR	114,734
2,529	H World Group Ltd. - ADR	119,673
2,544	Yum China Holdings, Inc.	113,488
		347,895
	METALS & MINING - 4.3%
3,359	Anglogold Ashanti plc	377,283
2,058	Cia de Minas Buenaventura S.A.A. - ADR	70,589
6,985	Gold Fields Ltd. - ADR	323,894
6,936	Harmony Gold Mining Company Ltd. - ADR	136,292
11,641	Impala Platinum Holdings Ltd. - ADR	163,440
4,755	Sibanye Stillwater Ltd. - ADR	56,347

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	METALS & MINING - 4.3% (Continued)
31,895	Vale S.A. - ADR	$ 481,296
14,768	Valterra Platinum Ltd. - ADR	210,887
		1,820,028
	OIL & GAS PRODUCERS - 3.3%
16,428	Petroleo Brasileiro S.A. - ADR	317,882
16,522	Reliance Industries Ltd. - GDR 144A(b)	872,361
16,872	Ultrapar Participacoes S.A. - ADR	112,368
848	Vista Energy S.A.B. de C.V. - ADR(a)	60,598
		1,363,209
	RETAIL - CONSUMER STAPLES - 0.2%
2,876	Wal-Mart de Mexico S.A.B. de C.V. - ADR	79,636

	RETAIL - DISCRETIONARY - 0.1%
3,625	MINISO Group Holding Ltd. - ADR	33,713

	SEMICONDUCTORS - 21.1%
45,582	ASE Technology Holding Company Ltd. - ADR	1,684,254
1,645	Silicon Motion Technology Corporation - ADR	406,052
13,896	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,771,286
49,145	United Microelectronics Corporation - ADR	977,003
		8,838,595
	STEEL - 2.0%
39,830	Gerdau S.A. - ADR	183,616
10,341	POSCO Holdings, Inc. - ADR	634,421
		818,037
	TECHNOLOGY HARDWARE - 13.0%
761	Fabrinet(a)	314,240
82,715	Hon Hai Precision Industry Company Ltd. - GDR	1,348,255
105,407	LG Display Company Ltd. - ADR(a)	357,330
713	Samsung Electronics Company Ltd. - GDR	3,392,453
		5,412,278
	TECHNOLOGY SERVICES - 0.8%
22,590	Infosys Ltd. - ADR	272,435

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	TECHNOLOGY SERVICES - 0.8% (Continued)
24,963	Wipro Ltd. - ADR	$ 46,182
		318,617
	TELECOMMUNICATIONS - 5.8%
13,329	America Movil S.A.B. de C.V. - ADR	307,100
13,788	Chunghwa Telecom Company Ltd. - ADR	595,780
7,996	GDS Holdings Ltd. - ADR(a)	254,673
18,502	KT Corporation - ADR	364,119
474	Millicom International Cellular S.A.	44,442
5,729	PLDT, Inc. - ADR	102,320
12,431	SK Telecom Company Ltd. - ADR	477,226
3,119	Telefonica Brasil S.A. - ADR	35,993
7,245	Telkom Indonesia Persero Tbk P.T. - ADR	105,632
1,913	TIM S.A. - ADR	34,319
17,383	Turkcell Iletisim Hizmetleri A/S - ADR	87,436
		2,409,040
	TRANSPORTATION & LOGISTICS - 4.1%
59,652	Full Truck Alliance Company Ltd. - ADR	505,252
1,480	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	146,964
741	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	152,676
663	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	170,066
1,147	Latam Airlines Group S.A. - ADR	57,086
31,731	ZTO Express Cayman, Inc. - ADR	671,746
		1,703,790

	TOTAL COMMON STOCKS (Cost $32,010,402)	40,205,127

	TOTAL INVESTMENTS - 96.1% (Cost $32,010,402)	$ 40,205,127
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%	1,614,697
	NET ASSETS - 100.0%	$ 41,819,824

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

ADR	- American Depository Receipt
A/S	- Anonim Sirketi
GDR	- Global Depository Reciept
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
plc	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
S.A.A.	- Société Anónima Abierta
S.A.B. de C.V.	- Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of August 31, 2026, the total market value of Rule 144A securities is $872,361 or 2.1% of net assets.